DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

	Group
	2025	2024
	£m	£m
Medium-term notes:
– US $30bn Euro Medium Term Note Programme	308	696
– Euro €30bn Euro Medium Term Note Programme	1,982	—
	2,290	696
Downstreamed from Santander UK Group Holdings plc to Santander UK plc:
– Euro €30bn Euro Medium Term Note Programme	2,960	2,997
– US SEC-registered Debt Programme - Santander UK plc	6,646	5,929
	11,896	9,622

Euro €35bn Global Covered Bond Programme	19,201	17,211
US $20bn Commercial Paper Programmes	2,411	3,274
Certificates of deposit	1,607	1,196
Credit linked notes	635	441
Securitisation programmes	5,638	3,929
	41,388	35,673